Parent Company’s Condensed Financial Statements (Tables) - Parent [Member]	12 Months Ended
Dec. 31, 2025
Restricted Net Assets or Parent Company’s Condensed Financial Statements [Line Items]
Schedule of Condensed Balance Sheets (Unaudited)

CONDENSED BALANCE SHEETS (PARENT COMPANY ONLY)

	As of December 31,
	2025	2024
	US$	US$
Assets
Cash	4,632	4,654
Due from subsidiaries, net	40,422,612	40,422,612
Investment in subsidiaries	17,404,880	13,066,030
Total Assets	57,832,124	53,493,296

Liabilities and Equity
Current liability	1	1
Total Liabilities	1	1
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 73,438,750, 73,438,750 and 12,238,750 shares issued and outstanding as of December 31, 2025 and 2024, respectively	7,344	7,344
Additional paid-in capital	42,998,556	42,998,556
Statutory reserves	370,683	370,683
Retained earnings	13,666,910	11,724,073
Accumulated other comprehensive loss	788,630	(1,607,361)
Total Hongli Group Inc. shareholders’ equity	57,832,123	53,493,295
Total Liabilities and Equity	57,832,124	53,493,296

Schedule of Condensed Statements of Operations (Unaudited)

CONDENSED STATEMENTS OF OPERATIONS (PARENT COMPANY ONLY)

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Revenue	-	-	-
Share of profit in subsidiaries	1,942,862	86,387	864,733
Share based compensation	-	(1,968,000)	-
Other general and administrative expenses	(22)	(22)	(11)
Total operating expenses	(22)	(1,968,022)	(11)
Net income (loss)	1,942,840	(1,881,635)	864,722
Other comprehensive income (loss):
Foreign currency translation adjustments	2,395,988	(700,623)	(659,161)
Comprehensive income (loss)	4,338,828	(2,582,258)	205,561

Schedule of Condensed Statements Of Cash Flows (Unaudited)

CONDENSED STATEMENTS OF CASH FLOWS (PARENT COMPANY ONLY)

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Cash Flows from Operating Activities
Net income (loss)	1,942,840	(1,881,635)	864,722
Non-cash adjustment	(1,942,862)	(86,387)	(864,734)
Share based compensation	-	1,968,000	-
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Increase in accrued liabilities	-	-	1
Net Cash Used in Operating Activities	(22)	(22)	(11)

Cash Flows from Investing Activities:
Advance to subsidiary	-	-	(8,368,964)
Net Cash Used in Investing Activities	-	-	(8,368,964)

Cash Flows from Financing Activities:
Proceeds from initial public offering, net of costs	-	-	7,228,964
Proceeds from exercise of option, net of costs	-	-	1,144,687
Net Cash Provided by Financing Activities	-	-	8,373,651

Net (decrease) increase in cash and cash equivalents	(22)	(22)	4,676
Cash and cash equivalents - beginning of the year	4,654	4,676	-
Cash and cash equivalents - end of the year	4,632	4,654	4,676

Non-cash investing and financing activities:
Offering costs paid by the VIE	-	-	946,352
Proceeds of private placement deposited into WFOE account	-	33,000,000	-